Share-based Compensation - Hutchmed Share Based Compensation Expense (Details) - Hutchmed Share Option Scheme - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Share-based Compensation
Share-based compensation expense	$ 3,239,000	$ 3,741,000
Unrecognized compensation cost	$ 8,107,000
Unrecognized compensation cost - weighted-average remaining service period (in years)	2 years 6 months
Research and development expenses
Share-based Compensation
Share-based compensation expense	$ 1,664,000	2,795,000
Selling and administrative expenses
Share-based Compensation
Share-based compensation expense	1,522,000	871,000
Cost of revenues
Share-based Compensation
Share-based compensation expense	$ 53,000	$ 75,000